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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02482

                             Van Kampen Reserve Fund
               (Exact name of registrant as specified in charter)

  522 Fifth Avenue, New York, New York                                   10036
(Address of principal executive offices)                              (Zip code)

                                 Ronald Robison
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 5/31

Date of reporting period: 8/31/07
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Item 1. Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN RESERVE FUND
PORTFOLIO OF INVESTMENTS - AUGUST 31, 2007 (UNAUDITED)

PAR                                                                                 YIELD ON
AMOUNT                                                                               DATE OF        AMORTIZED
(000)      DESCRIPTION                                                MATURITY      PURCHASE          COST
--------------------------------------------------------------------------------------------------------------
           COMMERCIAL PAPER   34.9%
$  10,000  American General Finance Corp. .......................     09/11/07        5.290%      $  9,985,528
   10,000  American General Finance Corp. .......................     10/25/07        5.290          9,921,850
    3,500  American Honda Finance Corp. .........................     10/10/07        5.502          3,479,335
   18,000  Bank of America Corp. ................................     10/15/07        5.336         17,884,720
    2,000  Bank of America Corp. ................................     12/27/07        5.330          1,966,135
    6,500  Citigroup Funding, Inc. ..............................     12/14/07        5.341          6,401,698
   11,000  DaimlerChrysler Revolving Auto
              Conduit LLC, Ser II ...............................     11/13/07        5.680         10,875,089
    6,000  General Electric Capital Corp. .......................     10/19/07        5.312          5,958,080
   10,000  Harris Trust & Saving Bank ...........................     03/07/08        5.380          9,999,749
    6,000  HSBC Finance Corp. ...................................     09/28/07        5.314          5,976,285
   11,000  HSBC Finance Corp. ...................................     10/12/07        5.312         10,934,605
    1,000  ING North America Insurance Corp. ....................     10/09/07        5.310            994,469
   20,000  ING North America Insurance Corp. ....................     09/12/07        5.327         19,967,856
   15,000  JPMorgan Chase & Co. .................................     09/04/07        5.303         14,993,462
   19,000  Marshall & Ilsley Corp. ..............................     09/27/07        5.323         18,928,096
   19,600  New Center Asset Trust ...............................     09/04/07        5.654         19,590,772
    5,000  Societe Generale, NA .................................     10/09/07        5.309          4,972,608
    1,000  Societe Generale, NA .................................     10/11/07        5.331            994,144
      800  Societe Generale, NA .................................     11/26/07        5.349            790,043
    5,000  Swedbank Mortgage AB .................................     11/16/07        5.312          4,945,428
                                                                                                  ------------
           TOTAL COMMERCIAL PAPER ..........................................................       179,559,952
                                                                                                  ------------
           CERTIFICATES OF DEPOSIT   25.0%
   17,500  Bank of the West .....................................     10/18/07        5.300         17,500,000
   13,000  Branch Banking & Trust ...............................     09/18/07        5.350         13,000,000
    1,500  Branch Banking & Trust ...............................     01/09/08        5.360          1,498,678
   10,000  Citibank NA ..........................................     12/03/07        5.550         10,000,000
    3,000  HBOS Treasury Services PLC ...........................     12/20/07        5.330          2,997,017



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
           CERTIFICATES OF DEPOSIT (CONTINUED)
$  10,000  Natixis ..............................................     10/17/07        5.570%      $ 10,000,000
   10,000  Norinchukin Bank, NY .................................     10/16/07        5.330         10,000,000
   10,000  Royal Bank of Scotland Group PLC .....................     11/19/07        5.500         10,000,000
   10,000  State Street Bank & Trust Co. ........................     09/25/07        5.460         10,000,000
    8,000  State Street Bank & Trust Co. ........................     10/24/07        5.460          8,000,000
   10,000  Toronto-Dominion Bank ................................     12/21/07        5.330         10,000,418
    5,000  Toronto-Dominion Bank ................................     09/24/07        5.470          5,000,000
   10,000  UBS AG ...............................................     11/28/07        5.460         10,000,000
    6,000  UBS AG ...............................................     11/27/07        5.490          6,000,000
    5,000  Wachovia Bank, NA ....................................     02/04/08        5.320          5,000,000
                                                                                                  ------------
           TOTAL CERTIFICATES OF DEPOSIT ...................................................       128,996,113
                                                                                                  ------------
           FLOATING RATE NOTES   32.4%
   10,000  Banco Bilbao Vizcaya Argentaria ......................     04/03/08        5.305*         9,997,929
   15,000  Bank of New York .....................................     11/16/07        5.505*        15,000,752
   13,000  Calyon ...............................................     09/13/07        5.300*        12,999,915
   15,000  General Electric Capital Corp. .......................     05/19/08        5.560*        15,009,425
    1,000  Goldman Sachs Group, Inc. ............................     10/05/07        5.485*         1,000,142
   10,000  Goldman Sachs Group, Inc. ............................     12/28/07        5.535*        10,002,986
    4,000  HSBC USA, Inc. .......................................     09/21/07        5.430*         4,000,237
    1,500  National City Bank ...................................     02/13/08        5.490*         1,500,158
   15,000  Prudential Funding LLC ...............................     12/04/07        5.343*        14,794,375
   15,000  SunTrust Banks, Inc. .................................     10/29/07        5.473*        14,999,966
    5,000  Toyota Motor Credit Corp .............................     10/15/07        5.330*         5,000,226
    7,000  Toyota Motor Credit Corp .............................     06/16/08        5.340*         7,000,986
    7,800  UniCredito Italiano S.p.A ............................     05/06/08        5.350*         7,799,669
    4,000  UniCredito Italiano S.p.A ............................     05/29/08        5.506*         3,999,645
   10,000  US Bank, NA Cincinnati ...............................     09/10/07        5.390*        10,000,193
    9,500  US Bank, NA Cincinnati ...............................     10/01/07        5.390*         9,500,561
    1,500  Wachovia Bank, NA ....................................     06/27/08        5.350*         1,499,464



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
           FLOATING RATE NOTES (CONTINUED)
$   9,440  Wells Fargo & Co. ....................................     09/28/07        5.420*%     $  9,440,716
    8,200  World Savings Bank, Fsb ..............................     05/08/08        5.330*         8,199,972
    5,000  World Savings Bank, Fsb ..............................     06/20/08        5.410*         5,003,214
                                                                                                  ------------
           TOTAL FLOATING RATE NOTES .......................................................       166,750,531
                                                                                                  ------------

           REPURCHASE AGREEMENTS   3.8%
   19,800  Citigroup Global Markets, Inc. ($19,800,000 par collateralized by U.S.
           Government obligations in a pooled cash account, interest rate of 5.25%,
           dated 08/31/07, to be sold on 09/04/07 at $19,811,550) ..........................        19,800,000
                                                                                                  ------------

           GOVERNMENT AGENCY OBLIGATIONS   3.8%
    5,000  Federal National Mortgage Assn .......................     09/28/07        4.981          4,981,400
    5,000  Federal Home Loan Bank ...............................     11/28/07        5.043          4,939,133
   10,000  Federal Home Loan Bank ...............................     02/25/08        5.055          9,757,609
                                                                                                  ------------

           TOTAL GOVERNMENT AGENCY OBLIGATIONS .............................................        19,678,142
                                                                                                  ------------

TOTAL INVESTMENTS  99.9% (a) ...............................................................       514,784,738

OTHER ASSETS IN EXCESS OF LIABILITIES  0.1% ................................................           461,953
                                                                                                  ------------

NET ASSETS 100.0% ..........................................................................      $515,246,691
                                                                                                  ============



Percentages are calculated as a percentage of net assets.
*    Yield in effect as of August 31, 2007.
(a) At August 31, 2007, cost is identical for both book and federal income tax purposes.

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Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.
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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Reserve Fund


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: October 18, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: October 18, 2007


By: /s/ Stuart N. Schuldt
    ---------------------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: October 18, 2007